Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
Mayville Engineering Company, Inc. 401(k) Plan
Party-in-Interest and Related Party Transactions
Party-in-Interest and Related Party Transactions

Note 7. Party-in-Interest and Related Party Transactions

Fees incurred by the Plan for investment management by Principal Financial Group, or its affiliates, are included in net appreciation in fair value of investments, as they are paid through revenue sharing, rather than a direct payment. Fees paid by the Plan for other administrative services amounted to $172 for the year ended December 31, 2025, which is included under administrative expenses on the Statement of Changes in Net Assets Available for Benefits.

The Plan also offers the Mayville Engineering Company (MEC) Stock Fund, which primarily consists of common stock as an investment option. The Company is the sponsoring employer and, therefore, a related party of the Plan. At December 31, 2025 and 2024, the Plan held 2,488,176 and 2,193,927 shares, respectively, of common stock with a cost basis of $32,083 and $26,665, respectively. During 2025, the Plan acquired $3,644 of common stock. The Plan received proceeds from the sale of common stock of $13,158 and realized a gain of $1,804 on these sales during 2025. All of the sales were participant directed transactions in 2025.